CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks (including segregated cash and other deposits)	$ 20,900	$ 32,108
Deposits with banks	112,197	128,089
Federal funds sold and securities borrowed or purchased under agreements to resell (including $137,964 and $144,191 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	219,675	242,570
Brokerage receivables	27,683	28,419
Trading account assets (including $92,123 and $106,217 pledged to creditors at December 31, 2015 and December 31, 2014, respectively)	249,956	296,786
Investments:
Available for sale (including $10,698 and $13,808 pledged to creditors as of December 31, 2015 and December 31, 2014, respectively)	299,136	300,143
Held to maturity (including $3,630 and $2,974 pledged to creditors as of December 31, 2015 and December 31, 2014, respectively)	36,215	23,921
Non-marketable equity securities (including $2,088 and $2,758 at fair value as of December 31, 2015 and December 31, 2014, respectively)	7,604	9,379
Total investments	342,955	333,443
Loans:
Loans, net of unearned income	617,617	644,635
Allowance for loan losses	(12,626)	(15,994)
Total loans, net	604,991	628,641
Goodwill	22,349	23,592
Intangible assets (other than MSRs)	3,721	4,566
Mortgage servicing rights (MSRs)	1,781	1,845
Other assets (including $6,121 and $7,762 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	125,002	122,122
Total assets	1,731,210	1,842,181
Liabilities
Non-interest-bearing deposits in U.S. offices	139,249	128,958
Interest-bearing deposits in U.S. offices (including $923 and $994 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	280,234	284,978
Non-interest-bearing deposits in offices outside the U.S.	71,577	70,925
Interest-bearing deposits in offices outside the U.S. (including $667 and $690 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	416,827	414,471
Total deposits	907,887	899,332
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $36,843 and $36,725 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	146,496	173,438
Brokerage payables	53,722	52,180
Trading account liabilities	117,512	139,036
Short-term borrowings (including $1,207 and $1,496 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	21,079	58,335
Long-term debt (including $25,293 and $26,180 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	201,275	223,080
Other liabilities (including $1,624 and $1,776 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	60,147	85,084
Total liabilities	1,508,118	1,630,485
Stockholders’ equity
Preferred stock ($1.00 par value; authorized shares: 30 million), issued shares: 668,720 as of December 31, 2015 and 418,720 as of December 31, 2014, at aggregate liquidation value	16,718	10,468
Common stock ($0.01 par value; authorized shares: 6 billion), issued shares: 3,099,482,042 as of December 31, 2015 and 3,082,037,568 as of December 31, 2014	31	31
Additional paid-in capital	108,288	107,979
Retained earnings	133,841	117,852
Treasury stock, at cost: December 31, 2015—146,203,311 shares and December 31, 2014—58,119,993 shares	(7,677)	(2,929)
Accumulated other comprehensive income (loss)	(29,344)	(23,216)
Total Citigroup stockholders’ equity	221,857	210,185
Noncontrolling interest	1,235	1,511
Total equity	223,092	211,696
Total liabilities and equity	1,731,210	1,842,181
Consumer
Loans:
Loans, net of unearned income	325,785	365,943
Corporate
Loans:
Loans, net of unearned income	291,832	278,692
Consolidated VIEs
Assets
Cash and due from banks (including segregated cash and other deposits)	153	300
Trading account assets (including $92,123 and $106,217 pledged to creditors at December 31, 2015 and December 31, 2014, respectively)	583	671
Investments:
Total investments	5,263	8,014
Loans:
Loans, net of unearned income	80,780	95,979
Allowance for loan losses	(2,135)	(2,793)
Total loans, net	78,645	93,186
Other assets (including $6,121 and $7,762 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	150	619
Total assets	84,794	102,790
Liabilities
Short-term borrowings (including $1,207 and $1,496 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	11,965	20,254
Long-term debt (including $25,293 and $26,180 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	31,273	40,078
Other liabilities (including $1,624 and $1,776 as of December 31, 2015 and December 31, 2014, respectively, at fair value)	2,099	901
Total liabilities	45,337	61,233
Consolidated VIEs | Consumer
Loans:
Loans, net of unearned income	58,772	66,383
Consolidated VIEs | Corporate
Loans:
Loans, net of unearned income	$ 22,008	$ 29,596